Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 55,891	$ 68,671	$ 44,441	$ 51,743	$ 81,032	$ 28,888
Receivables, net	32,577	34,563		39,292
Deferred tax asset - current	1,705	872
Commodity derivatives - current portion	448	2,369		12,674
Prepaids and other current assets	11,943	7,243		8,864
Total current assets	102,564	113,718		112,573
Net oil and gas properties	678,203	654,268		615,907
Total other assets	12,125	11,468		16,072
Total assets	792,892	779,454		744,552
Current liabilities:
Payables and accrued liabilities	60,678	50,777		88,937
Advances from joint interest partners		85		1,019
Commodity derivatives - current portion	1,229	1,114
Asset retirement obligations - current portion	11,027	11,195		1,778
Debt - current portion	5,685	1,975		1,929
Deferred income taxes - current portion				3,109
Total current liabilities	78,619	65,146		96,772
Other liabilities:
Commodity derivatives	393	1,091		4,244
Asset retirement obligations	28,478	28,178		25,010
Debt	2,511	52,584		2,733
Senior secured notes	251,334	199,982		199,972
Deferred income taxes	139,352	138,596		112,963
Other long-term liabilities	196	328		467
Total other liabilities	422,264	420,759		345,389
Total liabilities	500,883	485,905		442,161
Total shareholders' equity attributable to RAAM Global	289,789	292,280		302,436
Noncontrolling interest	2,220	1,269		(45)
Total shareholders' equity	292,009	293,549		302,391	295,201	270,885
Total liabilities and shareholders' equity	792,892	779,454		744,552
RAAM Global Energy Company [Member]
Current assets:
Cash and cash equivalents	528	514	5,979	340	45,683	3,191
Receivables, net	1,276	1,305		2,146
Prepaids and other current assets	2,444	1,939		2,032
Total current assets	4,248	3,758		4,518
Net oil and gas properties	989	364
Total other assets	555,041	505,011		513,667
Total assets	560,278	509,133		518,185
Current liabilities:
Payables and accrued liabilities	8,887	7,354		7,296
Debt - current portion	143	138		128
Total current liabilities	9,030	7,492		7,424
Other liabilities:
Debt	2,511	2,584		2,733
Senior secured notes	251,334	199,982		199,972
Deferred income taxes	5,198	5,198		5,198
Other long-term liabilities	196	328		467
Total other liabilities	259,239	208,092		208,370
Total liabilities	268,269	215,584		215,794
Total shareholders' equity attributable to RAAM Global	289,789	292,280		302,436
Noncontrolling interest	2,220	1,269		(45)
Total shareholders' equity	292,009	293,549		302,391
Total liabilities and shareholders' equity	560,278	509,133		518,185
Subsidiary Guarantors [Member]
Current assets:
Cash and cash equivalents	55,358	68,148	38,450	51,389	35,320	25,680
Receivables, net	41,926	45,760		48,326
Deferred tax asset - current	1,705	872
Commodity derivatives - current portion	448	2,369		12,674
Prepaids and other current assets	9,499	5,304		6,832
Total current assets	108,936	122,453		119,221
Net oil and gas properties	664,284	640,675		604,822
Total other assets	2,560	2,230		4,923
Total assets	775,780	765,358		728,966
Current liabilities:
Payables and accrued liabilities	52,839	44,516		81,804
Advances from joint interest partners		85		1,019
Commodity derivatives - current portion	1,229	1,114
Asset retirement obligations - current portion	11,027	11,195		1,778
Debt - current portion	5,542	1,837		1,801
Deferred income taxes - current portion				3,109
Total current liabilities	70,637	58,747		89,511
Other liabilities:
Commodity derivatives	393	1,091		4,244
Asset retirement obligations	28,296	28,014		24,887
Debt		50,000
Deferred income taxes	133,198	133,002		107,761
Total other liabilities	161,887	212,107		136,892
Total liabilities	232,524	270,854		226,403
Total shareholders' equity attributable to RAAM Global	543,256	494,504		502,563
Total shareholders' equity	543,256	494,504		502,563
Total liabilities and shareholders' equity	775,780	765,358		728,966
Non-Guarantor VIEs [Member]
Current assets:
Cash and cash equivalents	5	9	12	14	29	17
Receivables, net	1,061	1,096		163
Total current assets	1,066	1,105		177
Net oil and gas properties	12,930	13,229		11,085
Total assets	13,996	14,334		11,262
Current liabilities:
Payables and accrued liabilities	10,638	12,505		11,180
Total current liabilities	10,638	12,505		11,180
Other liabilities:
Asset retirement obligations	182	164		123
Deferred income taxes	956	396		4
Total other liabilities	1,138	560		127
Total liabilities	11,776	13,065		11,307
Total shareholders' equity attributable to RAAM Global	2,220	1,269		(45)
Total shareholders' equity	2,220	1,269		(45)
Total liabilities and shareholders' equity	13,996	14,334		11,262
Eliminations [Member]
Current assets:
Receivables, net	(11,686)	(13,598)		(11,343)
Total current assets	(11,686)	(13,598)		(11,343)
Total other assets	(545,476)	(495,773)		(502,518)
Total assets	(557,162)	(509,371)		(513,861)
Current liabilities:
Payables and accrued liabilities	(11,686)	(13,598)		(11,343)
Total current liabilities	(11,686)	(13,598)		(11,343)
Other liabilities:
Total liabilities	(11,686)	(13,598)		(11,343)
Total shareholders' equity attributable to RAAM Global	(545,476)	(495,773)		(502,518)
Total shareholders' equity	(545,476)	(495,773)		(502,518)
Total liabilities and shareholders' equity	$ (557,162)	$ (509,371)		$ (513,861)